Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivable, net of allowance	¥ 26,158		¥ 19,240
Short-term borrowings of the consolidated VIEs	47,774		49,457
Long-term borrowings, current portion of the consolidated VIEs	15,137		3,618
Note payable of the consolidated VIEs			12,105
Accounts payable of the consolidated VIEs	261,204		267,558
Accrued expenses and other current liabilities of the consolidated VIEs	250,880		226,256
Due to related parties, current of the consolidated VIEs	32,899		92,737
Advance workspace membership fee of the consolidated VIEs	50,320		50,858
Contract liabilities of the consolidated VIEs	23,913		14,833
Income tax payable of the consolidated VIEs	4,429		301
Deferred subsidiary income of the consolidated VIEs	8,108		9,562
Share-based liabilities, current of the consolidated VIEs	2,571
Lease liabilities, current of the consolidated VIEs	256,178		351,225
Long-term borrowings of the consolidated VIEs	646		15,242
Refundable deposits from members, non-current of the consolidated VIEs	21,766		16,477
Deferred tax liability of the consolidated VIEs	362		1,543
Lease liabilities, non-current of the consolidated VIEs	413,593		553,034
Warrant liabilities of the consolidated VIEs
Share-based liabilities, non-current of the consolidated VIEs	¥ 1,303
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	20,000,000	20,000,000	20,000,000
Ordinary shares, issued (in Shares) | shares	3,896,916	3,896,916	3,549,969
Ordinary shares, outstanding (in Shares) | shares	3,896,916	3,896,916	3,549,969
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.002
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	5,000,000	5,000,000	5,000,000
Ordinary shares, issued (in Shares) | shares	472,622	472,622	472,622
Ordinary shares, outstanding (in Shares) | shares	472,622	472,622	472,622
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.002